Staff Expenses - Summary of Staff Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Expenses [Abstract]
Salaries		€ 3,287	€ 3,273	€ 3,224
Pension costs and other staff-related benefit costs		385	381	344
Social security costs		509	499	512
Share-based compensation arrangements		49	74	75
External employees		901	716	636
Education		87	76	70
Other staff costs		202	183	178
Total staff expenses	[1]	€ 5,420	€ 5,202	€ 5,039

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.